Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Leases Abstract
Schedule of lease receivables

	2024	2023
LT Amazonas(i)	174,014	177,569
Sublease “resale stores” – IFRS 16 (ii)	66,373	58,772
	240,387	236,341

Current portion	(33,717)	(29,886)
Non-current portion	206,670	206,455

Schedule of cash receipts

	LT Amazonas	Sublease “resale stores” – IFRS 16	Total
Nominal values	279,107	81,540	360,647
2025	32,581	27,854	60,435
2026	32,249	21,798	54,047
2027	32,249	15,582	47,831
2028	32,249	11,405	43,654
2029	32,249	4,758	37,007
>2030	117,530	143	117,673
Present value	174,014	66,373	240,387

Schedule of lease liabilities

	2024	2023

LT Amazonas(i)	324,152	327,820
Sale of towers (leaseback)(ii)	1,606,644	1,679,221
Other (iii)	124,451	147,051
Subtotal	2,055,247	2,154,092

Other leases: (iv)
Leases – Network Infrastructure	5,491,602	5,476,509
Leases - Shops & kiosks & real estate	1,332,983	958,981
Leases - Land (Network)	2,417,834	2,793,441
Leases – Fiber	1,278,180	873,752
Subtotal leases IFRS 16	10,520,599	10,102,683
Total	12,575,846	12,256,775

Current portion	(1,629,698)	(1,808,740)
Non-current portion	10,946,148	10,448,035

Schedule of other lease operations

	LT Amazonas	Sale of towers and leaseback	Other	Leases – Network infrastructure	Leases - Shops & kiosks & real estate	Leases - Land (Network)	Leases Fiber	Total
Nominal values	542,937	3,075,652	153,224	9,232,398	2,305,808	4,036,184	1,579,910	20,926,113
2025	74,511	297,546	40,408	1,246,517	295,002	521,220	513,429	2,988,633
2026	61,254	288,333	35,230	1,153,897	274,193	468,539	352,538	2,633,984
2027	61,254	288,333	30,269	1,081,123	250,607	440,574	316,473	2,468,633
2028	61,254	288,333	23,068	1,017,362	218,621	418,571	280,337	2,307,546
2029	61,254	288,333	13,865	896,085	182,918	374,170	117,133	1,933,758
>2030	223,410	1,624,774	10,384	3,837,414	1,084,467	1,813,110	-	8,593,559

Present value	324,152	1,606,644	124,451	5,491,602	1,332,983	2,417,834	1,278,180	12,575,846